Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement

6. Fair Value Measurement

As of December 31, 2017 and December 31, 2018, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using (Amount in Thousands)
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale investments in debt securities	95,345	—	95,345	—
Long-term investment
Available-for-sale investments in debt securities	432,977	294,080	138,897	—
Investments held by consolidated investment fund	49,029	—	49,029	—

		Fair Value Measurements at Reporting Date Using (Amount in Thousands)
Description	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale investments	42,148	—	42,148	—
Investments held by consolidated investment fund	395,929	—	395,929	—
Long-term investment
Available-for-sale investments	139,994	—	139,994	—
Investments held by consolidated investment fund	109,439	—	109,439	—
Other long-term investments measured at fair value	374,612	157,855	216,757	—

Available-for-sale investments in debt securities consist of investments in trust products, asset management plans, contractual funds and real estate funds that have stated maturity and normally pay a prospective fixed rate of return. These investments are recorded at fair value on a recurring basis. The fair value is measured either using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement, or using quoted prices in active markets which is classified within Level 1 measurement.

The investments held by the consolidated investment fund in 2017 consisted of investment in limited partnership. As the limited partnership was newly established with limited operation, the fair value of the investments approximate the investments cost minus operating expense and is classified within Level 2 measurement. The Group deconsolidated this investment fund in 2018. As of December 31, 2018, the Group has another two consolidated investment funds whose underlying investments are either bonds or asset management plans. The bonds have stated maturity and normally pay a prospective fixed rate of return and using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement. The asset management plans measured at net asset value provided by external fund managers are classified within Level 2 as well.

Other long-term investments measured at fair value are all private equity funds products, whose fair value can be either obtained through active markets which is classified within Level 1 measurement or using prices for similar assets in active markets.

The Group does not have assets or liabilities reported at fair value on a non-recurring basis during the periods presented.

The Group also has financial instruments that are not reported at fair value on the consolidated balance sheet but whose fair values are practicable to estimate. The Group believes the fair value of its financial instruments: principally cash and cash equivalents, restricted cash, accounts receivable, amount due from related parties, loan receivables from factoring business, short-term held-to-maturity investments, loan receivables, loan payables from factoring business and other payables approximate their recorded values due to the short-term nature of the instruments. The fair value of convertible note as of December 31, 2018 is RMB38,026 (US$5,531), estimated by reference to the stock price of the Group by the end of 2018.

The Group’s long-term investments consist of investment in private equity funds, held-to-maturity long-term fixed income products, and equity investments. For those long-term equity investments without readily determinable fair value that the Group are not able to estimate fair value without undue cost, the Group uses cost minus impairment method as alternative. As of December 31, 2017 and 2018, information about inputs into the fair value measurements of the Group’s long-term financial instruments that are not reported at fair value on balance sheet is as following:

			Fair Value Measurements at Reporting Date Using (Amount in Thousands)
	As of December 31, 2017		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	Carrying Value	Fair Value
	RMB	RMB	RMB	RMB	RMB
Long-term investment – cost method investment:
Investment in private equity funds products	147,800	164,304	—	—	164,304
Investment in other investments	152,960	154,168	—	—	154,168
Long-term investment – held-to-maturity:
Investment in fixed income products	205,500	223,342	—	223,342	—

			Fair Value Measurements at Reporting Date Using (Amount in Thousands)
	As of December 31, 2018		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	Carrying Value	Fair Value
	RMB	RMB	RMB	RMB	RMB
Long-term investment – held-to-maturity:
Investment in fixed income products	121,671	144,086	—	144,086	—

In 2017, for the long-term investment in private equity funds the fair value was determined based on the Group’s equity holding percentage multiplied by the fair value of the underlying funds available from the financial information of the funds. The fair value of the underlying investments in these funds was estimated via a discounted cash flow model, using unobservable inputs mainly including assumptions about expected future cash flows based on information supplied by investees, degree of liquidity in the current credit markets and discount rate, and is thus classified as a Level 3 fair value measurement. The fair value of the equity investment in the private entity is also estimated using discounted cash flow model and is classified as a level 3 fair value measurement.

On January 1, 2018, the Group adopted ASU 2016-01, Financial Instruments, and started to measure long-term equity investments, other than equity method investments, at fair value through earnings. For those investments without readily determinable fair value that the Group cannot estimate fair value without undue cost, the Group elected to record those investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes, which are generally not categorized in the fair value hierarchy. As of December 31, 2018, the carrying value of equity investments without readily determinable fair value was RMB279.3 million.

The fair value of long-term investment in fixed income products was estimated using a discounted cash flow model based on contractual cash flows and a discount rate at the prevailing market yield on the measurement date for similar products, and is classified as a Level 2 fair value measurement.